Financial Instruments - Summary of equity instruments designated as measured at fair value through other comprehensive income classified as level 1 And level 3 (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments	¥ 167,225	¥ 204,776
Level 1 of fair value hierarchy [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments	94,273	129,024
Level 3 of fair value hierarchy [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments	72,952	75,752
Hua Hong Semiconductor Ltd. [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments	19,745	25,768
Sumitomo Electric Industries, Ltd. [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments	7,869	10,154
Sumitomo Mitsui Trust Holdings, Inc. [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments	4,088	5,203
Tokyo Broadcasting System Holdings, Inc. [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments	3,623	4,881
COMSYS Holdings Corporation [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments	3,919	4,253
MS&AD Insurance Group Holdings, Inc. [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments	3,325	4,211
DAIKIN INDUSTRIES, LTD [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments	3,007	2,961
MEIDENSHA CORPORATION [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments	2,832	2,649
Seven Bank, Ltd. [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments	2,790	3,270
JECC Corporation [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments	36,788	35,680
Dalian Hi-Think Computer Technology Corp. [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments	11,211	15,391
BostonGene Corporation [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity instruments	¥ 5,986	¥ 5,550